Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000207235
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Intermediate Value Fund
Class Name	Institutional Class
Trading Symbol	GCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
AssetsNet	$ 25,443,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 26,000
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$25,443
# of Portfolio Holdings	63
Portfolio Turnover Rate	1%
Total Net Advisory Fees Paid During the Reporting Period	$26
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	25.9%
Lease (Abatement)	22.0%
Health, Hospital & Nursing Home Revenue	8.0%
Port, Airport & Marina Revenue	6.8%
Tax Increment/Allocation Revenue	5.6%
General Fund	4.5%
Special Tax	3.6%
Local or Guaranteed Housing	3.3%
College & University Revenue	2.6%
Water Revenue	2.6%
Lease (Appropriation)	2.5%
Other Investments	6.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	5.4%
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000207236
Shareholder Report [Line Items]
Fund Name	PIMCO California Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[2]
AssetsNet	$ 215,358,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 410,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$215,358
# of Portfolio Holdings	113
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting Period	$410
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	38.8%
Lease (Abatement)	17.0%
Port, Airport & Marina Revenue	11.9%
Health, Hospital & Nursing Home Revenue	6.5%
Local or Guaranteed Housing	4.6%
Lease (Non-Terminable)	3.6%
Electric Power & Light Revenue	3.3%
Lease (Appropriation)	2.6%
Water Revenue	2.1%
Sales Tax Revenue	1.6%
College & University Revenue	1.3%
Highway Revenue Tolls	1.2%
Other Investments	3.7%
Short-Term Instruments	0.1%
Affiliated Investments	0.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026680
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	PAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[3]
AssetsNet	$ 2,252,600,000
Holdings Count | Holding	1,368
Advisory Fees Paid, Amount	$ 4,582,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026682
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Class C
Trading Symbol	PEBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.11%	[4]
AssetsNet	$ 2,252,600,000
Holdings Count | Holding	1,368
Advisory Fees Paid, Amount	$ 4,582,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200456
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-3
Trading Symbol	PEBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[5]
AssetsNet	$ 2,252,600,000
Holdings Count | Holding	1,368
Advisory Fees Paid, Amount	$ 4,582,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026678
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	Institutional Class
Trading Symbol	PEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[6]
AssetsNet	$ 2,252,600,000
Holdings Count | Holding	1,368
Advisory Fees Paid, Amount	$ 4,582,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064161
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Bond Fund
Class Name	I-2
Trading Symbol	PEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$57	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%	[7]
AssetsNet	$ 2,252,600,000
Holdings Count | Holding	1,368
Advisory Fees Paid, Amount	$ 4,582,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,252,600
# of Portfolio Holdings	1,368
Portfolio Turnover Rate	31%
Total Net Advisory Fees Paid During the Reporting Period	$4,582
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	8.9%
United States	7.4%
Luxembourg	4.5%
Colombia	4.3%
Turkey	4.3%
Egypt	3.5%
Indonesia	3.5%
Cayman Islands	3.5%
Brazil	3.2%
Other Countries	56.5%
Short-Term Instruments	5.0%
Affiliated Investments	5.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(9.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000077188
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Corporate Bond Fund
Class Name	Institutional Class
Trading Symbol	PEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[8]
AssetsNet	$ 61,678,000
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 143,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$61,678
# of Portfolio Holdings	440
Portfolio Turnover Rate	82%
Total Net Advisory Fees Paid During the Reporting Period	$143
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Cayman Islands	10.2%
United States	8.8%
United Kingdom	5.4%
Chile	4.9%
Brazil	4.7%
Mexico	4.4%
Luxembourg	4.1%
United Arab Emirates	3.9%
Colombia	3.5%
India	3.4%
Other Countries	43.4%
Short-Term Instruments	1.6%
Affiliated Investments	6.9%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026669
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Class A
Trading Symbol	PLMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.31%	[9]
AssetsNet	$ 696,733,000
Holdings Count | Holding	1,301
Advisory Fees Paid, Amount	$ 1,567,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$696,733
# of Portfolio Holdings	1,301
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$1,567
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	19.6%
Malaysia	9.5%
Mexico	7.2%
South Africa	5.7%
United States	4.8%
Peru	3.5%
Colombia	3.1%
Dominican Republic	3.0%
Poland	2.6%
Other Countries	20.4%
Short-Term Instruments	9.0%
Affiliated Investments	18.0%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026668
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	Institutional Class
Trading Symbol	PLMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[10]
AssetsNet	$ 696,733,000
Holdings Count | Holding	1,301
Advisory Fees Paid, Amount	$ 1,567,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$696,733
# of Portfolio Holdings	1,301
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$1,567
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	19.6%
Malaysia	9.5%
Mexico	7.2%
South Africa	5.7%
United States	4.8%
Peru	3.5%
Colombia	3.1%
Dominican Republic	3.0%
Poland	2.6%
Other Countries	20.4%
Short-Term Instruments	9.0%
Affiliated Investments	18.0%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064159
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Currency and Short-Term Investments Fund
Class Name	I-2
Trading Symbol	PLMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$53	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[11]
AssetsNet	$ 696,733,000
Holdings Count | Holding	1,301
Advisory Fees Paid, Amount	$ 1,567,000
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$696,733
# of Portfolio Holdings	1,301
Portfolio Turnover Rate	78%
Total Net Advisory Fees Paid During the Reporting Period	$1,567
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Brazil	19.6%
Malaysia	9.5%
Mexico	7.2%
South Africa	5.7%
United States	4.8%
Peru	3.5%
Colombia	3.1%
Dominican Republic	3.0%
Poland	2.6%
Other Countries	20.4%
Short-Term Instruments	9.0%
Affiliated Investments	18.0%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(4.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000122921
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Full Spectrum Bond Fund
Class Name	Institutional Class
Trading Symbol	PFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[12]
AssetsNet	$ 198,756,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$198,756
# of Portfolio Holdings	38
Portfolio Turnover Rate	34%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	3.4%
Cayman Islands	0.4%
Peru	0.3%
Short-Term Instruments	0.2%
Affiliated Investments	98.6%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO Emerging Markets Local Currency and Bond Fund	49.3%
PIMCO Emerging Markets Bond Fund	23.8%
PIMCO Emerging Markets Corporate Bond Fund	22.7%
Uniform Mortgage-Backed Security, TBA, 5.500% due 11/01/2055	1.0%
Uniform Mortgage-Backed Security, TBA, 5.000% due 11/01/2055	0.8%
Uniform Mortgage-Backed Security, TBA, 4.500% due 11/01/2055	0.8%
Uniform Mortgage-Backed Security, TBA, 4.000% due 11/01/2055	0.8%
Poinsettia Finance Ltd. SARL, 6.625% due 06/17/2031	0.3%
Peru Government International Bonds, 6.950% due 08/12/2031	0.3%
CIFI Holdings Group Co. Ltd., 4.375% due 04/12/2027	0.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000040829
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class A
Trading Symbol	PELAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.78%	[13]
AssetsNet	$ 2,530,156,000
Holdings Count | Holding	1,555
Advisory Fees Paid, Amount	$ 4,500,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000040830
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Class C
Trading Symbol	PELCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.53%	[14]
AssetsNet	$ 2,530,156,000
Holdings Count | Holding	1,555
Advisory Fees Paid, Amount	$ 4,500,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200459
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-3
Trading Symbol	PELNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$81	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.53%	[15]
AssetsNet	$ 2,530,156,000
Holdings Count | Holding	1,555
Advisory Fees Paid, Amount	$ 4,500,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000040832
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	Institutional Class
Trading Symbol	PELBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%	[16]
AssetsNet	$ 2,530,156,000
Holdings Count | Holding	1,555
Advisory Fees Paid, Amount	$ 4,500,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064168
Shareholder Report [Line Items]
Fund Name	PIMCO Emerging Markets Local Currency and Bond Fund
Class Name	I-2
Trading Symbol	PELPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$79	1.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.48%	[17]
AssetsNet	$ 2,530,156,000
Holdings Count | Holding	1,555
Advisory Fees Paid, Amount	$ 4,500,000
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,530,156
# of Portfolio Holdings	1,555
Portfolio Turnover Rate	63%
Total Net Advisory Fees Paid During the Reporting Period	$4,500
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Mexico	12.3%
South Africa	9.6%
Malaysia	8.1%
Brazil	7.1%
Peru	6.8%
Poland	5.8%
Indonesia	5.4%
Colombia	5.4%
United States	4.6%
Philippines	4.5%
Other Countries	29.3%
Short-Term Instruments	2.9%
Affiliated Investments	9.9%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(11.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000074976
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Bond Fund
Class Name	Class A
Trading Symbol	PGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[18]
AssetsNet	$ 164,886,000
Holdings Count | Holding	1,113
Advisory Fees Paid, Amount	$ 279,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$164,886
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$279
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	71.9%
Japan	6.5%
France	5.7%
United Kingdom	3.9%
Ireland	3.7%
Cayman Islands	3.4%
Canada	3.2%
Italy	2.7%
Saudi Arabia	2.3%
South Africa	2.3%
Other Countries	27.1%
Short-Term Instruments	2.3%
Affiliated Investments	5.6%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000065241
Shareholder Report [Line Items]
Fund Name	PIMCO Global Advantage<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategy Bond Fund
Class Name	Institutional Class
Trading Symbol	PSAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[19]
AssetsNet	$ 164,886,000
Holdings Count | Holding	1,113
Advisory Fees Paid, Amount	$ 279,000
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$164,886
# of Portfolio Holdings	1,113
Portfolio Turnover Rate	313%
Total Net Advisory Fees Paid During the Reporting Period	$279
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	71.9%
Japan	6.5%
France	5.7%
United Kingdom	3.9%
Ireland	3.7%
Cayman Islands	3.4%
Canada	3.2%
Italy	2.7%
Saudi Arabia	2.3%
South Africa	2.3%
Other Countries	27.1%
Short-Term Instruments	2.3%
Affiliated Investments	5.6%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(40.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026536
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[20]
AssetsNet	$ 1,668,162,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,948,000
InvestmentCompanyPortfolioTurnover	367.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026538
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PCIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%	[21]
AssetsNet	$ 1,668,162,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,948,000
InvestmentCompanyPortfolioTurnover	367.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026534
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[22]
AssetsNet	$ 1,668,162,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,948,000
InvestmentCompanyPortfolioTurnover	367.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064136
Shareholder Report [Line Items]
Fund Name	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PGNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[23]
AssetsNet	$ 1,668,162,000
Holdings Count | Holding	1,484
Advisory Fees Paid, Amount	$ 1,948,000
InvestmentCompanyPortfolioTurnover	367.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,668,162
# of Portfolio Holdings	1,484
Portfolio Turnover Rate	367%
Total Net Advisory Fees Paid During the Reporting Period	$1,948
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	80.4%
France	6.5%
United Kingdom	5.5%
Japan	5.0%
Spain	4.9%
Canada	4.3%
Cayman Islands	3.5%
Ireland	3.5%
South Africa	2.4%
Italy	2.3%
Other Countries	14.6%
Short-Term Instruments	2.2%
Affiliated Investments	9.8%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(44.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046098
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class A
Trading Symbol	PONAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[24]
AssetsNet	$ 203,538,188,000
Holdings Count | Holding	10,099
Advisory Fees Paid, Amount	$ 235,799,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046103
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Administrative Class
Trading Symbol	PIINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$39	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[25]
AssetsNet	$ 203,538,188,000
Holdings Count | Holding	10,099
Advisory Fees Paid, Amount	$ 235,799,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046099
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class C
Trading Symbol	PONCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%	[26]
AssetsNet	$ 203,538,188,000
Holdings Count | Holding	10,099
Advisory Fees Paid, Amount	$ 235,799,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200460
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-3
Trading Symbol	PIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[27]
AssetsNet	$ 203,538,188,000
Holdings Count | Holding	10,099
Advisory Fees Paid, Amount	$ 235,799,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046102
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Institutional Class
Trading Symbol	PIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[28]
AssetsNet	$ 203,538,188,000
Holdings Count | Holding	10,099
Advisory Fees Paid, Amount	$ 235,799,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064169
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-2
Trading Symbol	PONPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[29]
AssetsNet	$ 203,538,188,000
Holdings Count | Holding	10,099
Advisory Fees Paid, Amount	$ 235,799,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000046101
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class R
Trading Symbol	PONRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$59	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[30]
AssetsNet	$ 203,538,188,000
Holdings Count | Holding	10,099
Advisory Fees Paid, Amount	$ 235,799,000
InvestmentCompanyPortfolioTurnover	312.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$203,538,188
# of Portfolio Holdings	10,099
Portfolio Turnover Rate	312%
Total Net Advisory Fees Paid During the Reporting Period	$235,799
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	60.0%
Non-Agency Mortgage-Backed Securities	29.7%
Asset-Backed Securities	20.1%
U.S. Treasury Obligations	16.3%
Corporate Bonds & Notes	9.2%
Sovereign Issues	7.3%
Loan Participations and Assignments	3.0%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Other Investments	0.1%
Short-Term Instruments	0.5%
Affiliated Investments	11.6%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(58.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026518
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PFOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[31]
AssetsNet	$ 16,412,901,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 19,463,000
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026517
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Administrative Class
Trading Symbol	PFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$43	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[32]
AssetsNet	$ 16,412,901,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 19,463,000
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026520
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PFOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%	[33]
AssetsNet	$ 16,412,901,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 19,463,000
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200438
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PFONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[34]
AssetsNet	$ 16,412,901,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 19,463,000
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026516
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PFORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[35]
AssetsNet	$ 16,412,901,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 19,463,000
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064132
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PFBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[36]
AssetsNet	$ 16,412,901,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 19,463,000
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026522
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (U.S. Dollar-Hedged)
Class Name	Class R
Trading Symbol	PFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[37]
AssetsNet	$ 16,412,901,000
Holdings Count | Holding	2,003
Advisory Fees Paid, Amount	$ 19,463,000
InvestmentCompanyPortfolioTurnover	311.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$16,412,901
# of Portfolio Holdings	2,003
Portfolio Turnover Rate	311%
Total Net Advisory Fees Paid During the Reporting Period	$19,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	63.7%
Japan	6.2%
United Kingdom	5.0%
Canada	4.9%
France	4.7%
Spain	4.7%
China	4.4%
Ireland	3.1%
Australia	2.5%
Italy	2.4%
Other Countries	23.4%
Short-Term Instruments	1.2%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(30.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026524
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class A
Trading Symbol	PFUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%	[38]
AssetsNet	$ 1,065,902,000
Holdings Count | Holding	1,520
Advisory Fees Paid, Amount	$ 1,096,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031146
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Administrative Class
Trading Symbol	PFUUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[39]
AssetsNet	$ 1,065,902,000
Holdings Count | Holding	1,520
Advisory Fees Paid, Amount	$ 1,096,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026525
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Class C
Trading Symbol	PFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%	[40]
AssetsNet	$ 1,065,902,000
Holdings Count | Holding	1,520
Advisory Fees Paid, Amount	$ 1,096,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200439
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-3
Trading Symbol	PFUNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[41]
AssetsNet	$ 1,065,902,000
Holdings Count | Holding	1,520
Advisory Fees Paid, Amount	$ 1,096,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026523
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PFUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[42]
AssetsNet	$ 1,065,902,000
Holdings Count | Holding	1,520
Advisory Fees Paid, Amount	$ 1,096,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064133
Shareholder Report [Line Items]
Fund Name	PIMCO International Bond Fund (Unhedged)
Class Name	I-2
Trading Symbol	PFUPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$36	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[43]
AssetsNet	$ 1,065,902,000
Holdings Count | Holding	1,520
Advisory Fees Paid, Amount	$ 1,096,000
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,065,902
# of Portfolio Holdings	1,520
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$1,096
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	62.4%
Japan	5.7%
United Kingdom	5.0%
China	4.8%
Spain	3.9%
Canada	3.9%
Ireland	3.2%
Cayman Islands	3.0%
Italy	2.9%
France	2.8%
Other Countries	19.3%
Short-Term Instruments	1.3%
Affiliated Investments	9.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000207237
Shareholder Report [Line Items]
Fund Name	PIMCO National Municipal Intermediate Value Fund
Class Name	Institutional Class
Trading Symbol	GNMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Municipal Intermediate Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[44]
AssetsNet	$ 53,076,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 65,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$53,076
# of Portfolio Holdings	52
Portfolio Turnover Rate	3%
Total Net Advisory Fees Paid During the Reporting Period	$65
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	36.8%
Local or Guaranteed Housing	16.8%
Health, Hospital & Nursing Home Revenue	6.7%
Lease (Appropriation)	6.5%
Appropriations	5.0%
Recreational Revenue	4.2%
Port, Airport & Marina Revenue	4.1%
Electric Power & Light Revenue	3.2%
Lease Revenue	2.3%
Miscellaneous Revenue	2.3%
Fuel Sales Tax Revenue	2.2%
Tobacco Settlement Funded	2.2%
Other Investments	4.9%
Short-Term Instruments	0.5%
Affiliated Investments	1.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000207238
Shareholder Report [Line Items]
Fund Name	PIMCO National Municipal Opportunistic Value Fund
Class Name	Institutional Class
Trading Symbol	GNMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[45]
AssetsNet	$ 229,994,000
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 457,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$229,994
# of Portfolio Holdings	114
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid During the Reporting Period	$457
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Ad Valorem Property Tax	29.9%
Health, Hospital & Nursing Home Revenue	11.9%
Port, Airport & Marina Revenue	9.9%
Lease (Appropriation)	9.8%
Local or Guaranteed Housing	7.9%
Highway Revenue Tolls	4.1%
College & University Revenue	4.1%
Sales Tax Revenue	3.5%
Natural Gas Revenue	2.9%
Miscellaneous Taxes	2.3%
Appropriations	2.1%
Lease Revenue	1.4%
Other Investments	9.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.1%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000066772
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Class A
Trading Symbol	PTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%	[46]
AssetsNet	$ 380,646,000
Holdings Count | Holding	1,013
Advisory Fees Paid, Amount	$ 1,345,000
InvestmentCompanyPortfolioTurnover	414.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$380,646
# of Portfolio Holdings	1,013
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$1,345
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	112.0%
Asset-Backed Securities	28.6%
Sovereign Issues	13.1%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	7.0%
U.S. Treasury Obligations	5.0%
Other Investments	0.1%
Short-Term Instruments	12.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(85.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000059899
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Fundamental Advantage PLUS Fund
Class Name	Institutional Class
Trading Symbol	PFATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Fundamental Advantage PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[47]
AssetsNet	$ 380,646,000
Holdings Count | Holding	1,013
Advisory Fees Paid, Amount	$ 1,345,000
InvestmentCompanyPortfolioTurnover	414.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$380,646
# of Portfolio Holdings	1,013
Portfolio Turnover Rate	414%
Total Net Advisory Fees Paid During the Reporting Period	$1,345
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	112.0%
Asset-Backed Securities	28.6%
Sovereign Issues	13.1%
Non-Agency Mortgage-Backed Securities	10.7%
Corporate Bonds & Notes	7.0%
U.S. Treasury Obligations	5.0%
Other Investments	0.1%
Short-Term Instruments	12.2%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	(2.8%)
Other Assets and Liabilities, Net	(85.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000126843
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class A
Trading Symbol	PEFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.73%	[48]
AssetsNet	$ 195,026,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 802,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000126844
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Class C
Trading Symbol	PEFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	2.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.48%	[49]
AssetsNet	$ 195,026,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 802,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069768
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	Institutional Class
Trading Symbol	PEFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%	[50]
AssetsNet	$ 195,026,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 802,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000069770
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS EMG Fund
Class Name	I-2
Trading Symbol	PEFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS EMG Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$78	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.43%	[51]
AssetsNet	$ 195,026,000
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 802,000
InvestmentCompanyPortfolioTurnover	457.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$195,026
# of Portfolio Holdings	868
Portfolio Turnover Rate	457%
Total Net Advisory Fees Paid During the Reporting Period	$802
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	99.4%
Asset-Backed Securities	22.3%
Sovereign Issues	12.1%
Non-Agency Mortgage-Backed Securities	11.1%
Corporate Bonds & Notes	5.3%
U.S. Treasury Obligations	2.5%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	26.4%
Affiliated Investments	8.1%
Financial Derivative Instruments	7.2%
Other Assets and Liabilities, Net	(94.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026531
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class A
Trading Symbol	PIXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.33%	[52]
AssetsNet	$ 1,094,391,000
Holdings Count | Holding	1,322
Advisory Fees Paid, Amount	$ 2,783,000
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026532
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Class C
Trading Symbol	PIXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.08%	[53]
AssetsNet	$ 1,094,391,000
Holdings Count | Holding	1,322
Advisory Fees Paid, Amount	$ 2,783,000
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200440
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-3
Trading Symbol	PXTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$58	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%	[54]
AssetsNet	$ 1,094,391,000
Holdings Count | Holding	1,322
Advisory Fees Paid, Amount	$ 2,783,000
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026529
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	Institutional Class
Trading Symbol	PXTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%	[55]
AssetsNet	$ 1,094,391,000
Holdings Count | Holding	1,322
Advisory Fees Paid, Amount	$ 2,783,000
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064135
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Fund
Class Name	I-2
Trading Symbol	PIXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%	[56]
AssetsNet	$ 1,094,391,000
Holdings Count | Holding	1,322
Advisory Fees Paid, Amount	$ 2,783,000
InvestmentCompanyPortfolioTurnover	424.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,094,391
# of Portfolio Holdings	1,322
Portfolio Turnover Rate	424%
Total Net Advisory Fees Paid During the Reporting Period	$2,783
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.1%
Asset-Backed Securities	21.0%
Sovereign Issues	9.3%
Non-Agency Mortgage-Backed Securities	7.5%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	3.7%
Loan Participations and Assignments	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	6.1%
Affiliated Investments	16.8%
Financial Derivative Instruments	7.7%
Other Assets and Liabilities, Net	(75.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100916
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Class A
Trading Symbol	PTSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.50%	[57]
AssetsNet	$ 140,627,000
Holdings Count | Holding	903
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$140,627
# of Portfolio Holdings	903
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	98.1%
Asset-Backed Securities	20.9%
Sovereign Issues	12.0%
Non-Agency Mortgage-Backed Securities	11.5%
Corporate Bonds & Notes	4.9%
U.S. Treasury Obligations	3.6%
Short-Term Instruments	11.0%
Affiliated Investments	7.4%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(72.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100919
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	Institutional Class
Trading Symbol	PTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%	[58]
AssetsNet	$ 140,627,000
Holdings Count | Holding	903
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$140,627
# of Portfolio Holdings	903
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	98.1%
Asset-Backed Securities	20.9%
Sovereign Issues	12.0%
Non-Agency Mortgage-Backed Securities	11.5%
Corporate Bonds & Notes	4.9%
U.S. Treasury Obligations	3.6%
Short-Term Instruments	11.0%
Affiliated Investments	7.4%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(72.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100920
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS International Fund
Class Name	I-2
Trading Symbol	PTIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS International Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[59]
AssetsNet	$ 140,627,000
Holdings Count | Holding	903
Advisory Fees Paid, Amount	$ 407,000
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$140,627
# of Portfolio Holdings	903
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$407
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	98.1%
Asset-Backed Securities	20.9%
Sovereign Issues	12.0%
Non-Agency Mortgage-Backed Securities	11.5%
Corporate Bonds & Notes	4.9%
U.S. Treasury Obligations	3.6%
Short-Term Instruments	11.0%
Affiliated Investments	7.4%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(72.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100911
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class A
Trading Symbol	PCFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%	[60]
AssetsNet	$ 193,766,000
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 541,000
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100912
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Class C
Trading Symbol	PCFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.05%	[61]
AssetsNet	$ 193,766,000
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 541,000
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100907
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	Institutional Class
Trading Symbol	PCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[62]
AssetsNet	$ 193,766,000
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 541,000
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000100908
Shareholder Report [Line Items]
Fund Name	PIMCO RAE PLUS Small Fund
Class Name	I-2
Trading Symbol	PCCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE PLUS Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[63]
AssetsNet	$ 193,766,000
Holdings Count | Holding	911
Advisory Fees Paid, Amount	$ 541,000
InvestmentCompanyPortfolioTurnover	418.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$193,766
# of Portfolio Holdings	911
Portfolio Turnover Rate	418%
Total Net Advisory Fees Paid During the Reporting Period	$541
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	107.9%
Asset-Backed Securities	19.4%
Sovereign Issues	10.9%
Non-Agency Mortgage-Backed Securities	9.4%
Corporate Bonds & Notes	4.3%
U.S. Treasury Obligations	2.8%
Short-Term Instruments	18.1%
Affiliated Investments	9.7%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(85.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000148264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class A
Trading Symbol	PWLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.72%	[64]
AssetsNet	$ 395,488,000
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 2,064,000
InvestmentCompanyPortfolioTurnover	423.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000148265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Class C
Trading Symbol	PWLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.47%	[65]
AssetsNet	$ 395,488,000
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 2,064,000
InvestmentCompanyPortfolioTurnover	423.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000213842
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	I-2
Trading Symbol	PWLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.42%	[66]
AssetsNet	$ 395,488,000
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 2,064,000
InvestmentCompanyPortfolioTurnover	423.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000148267
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Worldwide Long/Short PLUS Fund
Class Name	Institutional Class
Trading Symbol	PWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO RAE Worldwide Long/Short PLUS Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[67]
AssetsNet	$ 395,488,000
Holdings Count | Holding	1,035
Advisory Fees Paid, Amount	$ 2,064,000
InvestmentCompanyPortfolioTurnover	423.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$395,488
# of Portfolio Holdings	1,035
Portfolio Turnover Rate	423%
Total Net Advisory Fees Paid During the Reporting Period	$2,064
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	113.2%
Asset-Backed Securities	25.2%
Non-Agency Mortgage-Backed Securities	13.6%
Sovereign Issues	12.9%
Corporate Bonds & Notes	7.6%
U.S. Treasury Obligations	4.0%
Short-Term Instruments	7.8%
Affiliated Investments	3.1%
Financial Derivative Instruments	2.7%
Other Assets and Liabilities, Net	(90.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026638
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Class A
Trading Symbol	PTOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.18%	[68]
AssetsNet	$ 1,721,325,000
Holdings Count | Holding	1,191
Advisory Fees Paid, Amount	$ 3,157,000
InvestmentCompanyPortfolioTurnover	437.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026640
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Class C
Trading Symbol	PSOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.93%	[69]
AssetsNet	$ 1,721,325,000
Holdings Count | Holding	1,191
Advisory Fees Paid, Amount	$ 3,157,000
InvestmentCompanyPortfolioTurnover	437.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200450
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	I-3
Trading Symbol	PSPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$69	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.25%	[70]
AssetsNet	$ 1,721,325,000
Holdings Count | Holding	1,191
Advisory Fees Paid, Amount	$ 3,157,000
InvestmentCompanyPortfolioTurnover	437.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026637
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	PSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%	[71]
AssetsNet	$ 1,721,325,000
Holdings Count | Holding	1,191
Advisory Fees Paid, Amount	$ 3,157,000
InvestmentCompanyPortfolioTurnover	437.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064153
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Absolute Return Fund
Class Name	I-2
Trading Symbol	PTOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Absolute Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$49	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.88%	[72]
AssetsNet	$ 1,721,325,000
Holdings Count | Holding	1,191
Advisory Fees Paid, Amount	$ 3,157,000
InvestmentCompanyPortfolioTurnover	437.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,721,325
# of Portfolio Holdings	1,191
Portfolio Turnover Rate	437%
Total Net Advisory Fees Paid During the Reporting Period	$3,157
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	93.4%
Asset-Backed Securities	24.7%
Sovereign Issues	9.0%
Non-Agency Mortgage-Backed Securities	6.4%
Corporate Bonds & Notes	5.7%
U.S. Treasury Obligations	5.1%
Exchange-Traded Funds	4.5%
Loan Participations and Assignments	0.1%
Other Investments	0.1%
Short-Term Instruments	12.1%
Affiliated Investments	9.8%
Financial Derivative Instruments	3.8%
Other Assets and Liabilities, Net	(74.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026632
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	PSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[73]
AssetsNet	$ 2,707,176,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 3,229,000
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026634
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	PSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.59%	[74]
AssetsNet	$ 2,707,176,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 3,229,000
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200449
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	I-3
Trading Symbol	PSTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$46	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%	[75]
AssetsNet	$ 2,707,176,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 3,229,000
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026630
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional Class
Trading Symbol	PSTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.69%	[76]
AssetsNet	$ 2,707,176,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 3,229,000
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064152
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	I-2
Trading Symbol	PSKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.79%	[77]
AssetsNet	$ 2,707,176,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 3,229,000
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026636
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class R
Trading Symbol	PSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$74	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.34%	[78]
AssetsNet	$ 2,707,176,000
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 3,229,000
InvestmentCompanyPortfolioTurnover	241.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,707,176
# of Portfolio Holdings	901
Portfolio Turnover Rate	241%
Total Net Advisory Fees Paid During the Reporting Period	$3,229
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	45.9%
Asset-Backed Securities	23.6%
Corporate Bonds & Notes	17.9%
Non-Agency Mortgage-Backed Securities	6.8%
Exchange-Traded Funds	4.5%
Sovereign Issues	4.0%
U.S. Treasury Obligations	2.0%
Loan Participations and Assignments	0.1%
Short-Term Instruments	18.2%
Affiliated Investments	5.0%
Financial Derivative Instruments	3.2%
Other Assets and Liabilities, Net	(31.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026560
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class A
Trading Symbol	PIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.34%	[79]
AssetsNet	$ 3,267,714,000
Holdings Count | Holding	1,335
Advisory Fees Paid, Amount	$ 7,114,000
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026562
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Class C
Trading Symbol	PIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.09%	[80]
AssetsNet	$ 3,267,714,000
Holdings Count | Holding	1,335
Advisory Fees Paid, Amount	$ 7,114,000
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200443
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-3
Trading Symbol	PISNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$58	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[81]
AssetsNet	$ 3,267,714,000
Holdings Count | Holding	1,335
Advisory Fees Paid, Amount	$ 7,114,000
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026559
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	Institutional Class
Trading Symbol	PISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%	[82]
AssetsNet	$ 3,267,714,000
Holdings Count | Holding	1,335
Advisory Fees Paid, Amount	$ 7,114,000
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064140
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (U.S. Dollar-Hedged)
Class Name	I-2
Trading Symbol	PIUHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%	[83]
AssetsNet	$ 3,267,714,000
Holdings Count | Holding	1,335
Advisory Fees Paid, Amount	$ 7,114,000
InvestmentCompanyPortfolioTurnover	454.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,267,714
# of Portfolio Holdings	1,335
Portfolio Turnover Rate	454%
Total Net Advisory Fees Paid During the Reporting Period	$7,114
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	95.5%
Asset-Backed Securities	20.2%
Sovereign Issues	9.7%
Non-Agency Mortgage-Backed Securities	8.4%
U.S. Treasury Obligations	6.6%
Corporate Bonds & Notes	5.2%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	10.9%
Affiliated Investments	19.9%
Financial Derivative Instruments	4.3%
Other Assets and Liabilities, Net	(81.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000039231
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Class A
Trading Symbol	PPUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.31%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.31%	[84]
AssetsNet	$ 181,549,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 338,000
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000039232
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Class C
Trading Symbol	PPUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$112	2.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.06%	[85]
AssetsNet	$ 181,549,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 338,000
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200458
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	I-3
Trading Symbol	PSKNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$58	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%	[86]
AssetsNet	$ 181,549,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 338,000
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000039229
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	Institutional Class
Trading Symbol	PSKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%	[87]
AssetsNet	$ 181,549,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 338,000
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064167
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Fund (Unhedged)
Class Name	I-2
Trading Symbol	PPLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® International Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.01%	[88]
AssetsNet	$ 181,549,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 338,000
InvestmentCompanyPortfolioTurnover	383.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$181,549
# of Portfolio Holdings	942
Portfolio Turnover Rate	383%
Total Net Advisory Fees Paid During the Reporting Period	$338
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	87.5%
Asset-Backed Securities	26.4%
Sovereign Issues	9.9%
U.S. Treasury Obligations	7.7%
Non-Agency Mortgage-Backed Securities	7.2%
Corporate Bonds & Notes	5.0%
Short-Term Instruments	5.8%
Affiliated Investments	12.2%
Financial Derivative Instruments	10.1%
Other Assets and Liabilities, Net	(71.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000051570
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Long Duration Fund
Class Name	Institutional Class
Trading Symbol	PSLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Long Duration Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$159	2.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	2.89%	[89]
AssetsNet	$ 572,912,000
Holdings Count | Holding	897
Advisory Fees Paid, Amount	$ 957,000
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$572,912
# of Portfolio Holdings	897
Portfolio Turnover Rate	165%
Total Net Advisory Fees Paid During the Reporting Period	$957
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	80.1%
Corporate Bonds & Notes	52.8%
U.S. Government Agencies	23.6%
Sovereign Issues	5.0%
Municipal Bonds & Notes	2.2%
Asset-Backed Securities	1.7%
Non-Agency Mortgage-Backed Securities	1.1%
Other Investments	0.1%
Short-Term Instruments	2.7%
Affiliated Investments	0.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(69.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031215
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Class A
Trading Symbol	PSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.09%	[90]
AssetsNet	$ 100,224,000
Holdings Count | Holding	930
Advisory Fees Paid, Amount	$ 190,000
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031217
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Class C
Trading Symbol	PSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.84%	[91]
AssetsNet	$ 100,224,000
Holdings Count | Holding	930
Advisory Fees Paid, Amount	$ 190,000
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200451
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	I-3
Trading Symbol	PSNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$39	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.84%	[92]
AssetsNet	$ 100,224,000
Holdings Count | Holding	930
Advisory Fees Paid, Amount	$ 190,000
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026642
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	Institutional Class
Trading Symbol	PSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	0.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.69%	[93]
AssetsNet	$ 100,224,000
Holdings Count | Holding	930
Advisory Fees Paid, Amount	$ 190,000
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064154
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Short Fund
Class Name	I-2
Trading Symbol	PSPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Short Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$37	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%	[94]
AssetsNet	$ 100,224,000
Holdings Count | Holding	930
Advisory Fees Paid, Amount	$ 190,000
InvestmentCompanyPortfolioTurnover	353.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$100,224
# of Portfolio Holdings	930
Portfolio Turnover Rate	353%
Total Net Advisory Fees Paid During the Reporting Period	$190
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	88.4%
Non-Agency Mortgage-Backed Securities	14.3%
Asset-Backed Securities	14.1%
Sovereign Issues	7.9%
U.S. Treasury Obligations	5.4%
Corporate Bonds & Notes	4.1%
Short-Term Instruments	20.4%
Affiliated Investments	19.7%
Financial Derivative Instruments	(9.9%)
Other Assets and Liabilities, Net	(64.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031249
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Class A
Trading Symbol	PCKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.22%	[95]
AssetsNet	$ 655,642,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 1,322,000
InvestmentCompanyPortfolioTurnover	433.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000031251
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Class C
Trading Symbol	PCKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.97%	[96]
AssetsNet	$ 655,642,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 1,322,000
InvestmentCompanyPortfolioTurnover	433.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200457
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	I-3
Trading Symbol	PSNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$54	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.97%	[97]
AssetsNet	$ 655,642,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 1,322,000
InvestmentCompanyPortfolioTurnover	433.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000028347
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	Institutional Class
Trading Symbol	PSCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%	[98]
AssetsNet	$ 655,642,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 1,322,000
InvestmentCompanyPortfolioTurnover	433.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064162
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small Fund
Class Name	I-2
Trading Symbol	PCKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Small Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$51	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%	[99]
AssetsNet	$ 655,642,000
Holdings Count | Holding	969
Advisory Fees Paid, Amount	$ 1,322,000
InvestmentCompanyPortfolioTurnover	433.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$655,642
# of Portfolio Holdings	969
Portfolio Turnover Rate	433%
Total Net Advisory Fees Paid During the Reporting Period	$1,322
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	97.3%
Asset-Backed Securities	23.9%
Sovereign Issues	10.2%
Non-Agency Mortgage-Backed Securities	9.8%
Corporate Bonds & Notes	7.1%
U.S. Treasury Obligations	2.2%
Short-Term Instruments	4.9%
Affiliated Investments	14.0%
Financial Derivative Instruments	5.0%
Other Assets and Liabilities, Net	(74.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026645
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class A
Trading Symbol	PTTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[100]
AssetsNet	$ 45,493,932,000
Holdings Count | Holding	7,376
Advisory Fees Paid, Amount	$ 55,715,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026644
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Administrative Class
Trading Symbol	PTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[101]
AssetsNet	$ 45,493,932,000
Holdings Count | Holding	7,376
Advisory Fees Paid, Amount	$ 55,715,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026647
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class C
Trading Symbol	PTTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.62%	[102]
AssetsNet	$ 45,493,932,000
Holdings Count | Holding	7,376
Advisory Fees Paid, Amount	$ 55,715,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200452
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-3
Trading Symbol	PTTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[103]
AssetsNet	$ 45,493,932,000
Holdings Count | Holding	7,376
Advisory Fees Paid, Amount	$ 55,715,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026643
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Institutional Class
Trading Symbol	PTTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[104]
AssetsNet	$ 45,493,932,000
Holdings Count | Holding	7,376
Advisory Fees Paid, Amount	$ 55,715,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000064155
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-2
Trading Symbol	PTTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[105]
AssetsNet	$ 45,493,932,000
Holdings Count | Holding	7,376
Advisory Fees Paid, Amount	$ 55,715,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000026649
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class R
Trading Symbol	PTRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[106]
AssetsNet	$ 45,493,932,000
Holdings Count | Holding	7,376
Advisory Fees Paid, Amount	$ 55,715,000
InvestmentCompanyPortfolioTurnover	255.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,493,932
# of Portfolio Holdings	7,376
Portfolio Turnover Rate	255%
Total Net Advisory Fees Paid During the Reporting Period	$55,715
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	44.1%
Corporate Bonds & Notes	23.1%
Non-Agency Mortgage-Backed Securities	20.2%
U.S. Treasury Obligations	16.7%
Sovereign Issues	9.5%
Asset-Backed Securities	8.4%
Loan Participations and Assignments	1.1%
Municipal Bonds & Notes	0.7%
Other Investments	0.1%
Short-Term Instruments	1.4%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(31.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132360
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	PQTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.94%	[107]
AssetsNet	$ 1,509,943,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 9,463,000
InvestmentCompanyPortfolioTurnover	417.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132361
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	PQTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$136	2.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.69%	[108]
AssetsNet	$ 1,509,943,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 9,463,000
InvestmentCompanyPortfolioTurnover	417.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000200466
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-3
Trading Symbol	PQTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$85	1.69%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%	[109]
AssetsNet	$ 1,509,943,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 9,463,000
InvestmentCompanyPortfolioTurnover	417.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132356
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	PQTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.54%	[110]
AssetsNet	$ 1,509,943,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 9,463,000
InvestmentCompanyPortfolioTurnover	417.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]
C000132357
Shareholder Report [Line Items]
Fund Name	PIMCO TRENDS Managed Futures Strategy Fund
Class Name	I-2
Trading Symbol	PQTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO TRENDS Managed Futures Strategy Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$83	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.64%	[111]
AssetsNet	$ 1,509,943,000
Holdings Count | Holding	720
Advisory Fees Paid, Amount	$ 9,463,000
InvestmentCompanyPortfolioTurnover	417.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,509,943
# of Portfolio Holdings	720
Portfolio Turnover Rate	417%
Total Net Advisory Fees Paid During the Reporting Period	$9,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	34.2%
Commodities	23.3%
Asset-Backed Securities	4.4%
Corporate Bonds & Notes	3.5%
Non-Agency Mortgage-Backed Securities	0.4%
Short-Term Instruments	9.3%
Affiliated Investments	42.0%
Financial Derivative Instruments	1.9%
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

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